Note 7 - Stock Incentive Plan (Details) - Summary of Status of Unvested Shares and Changes (USD $)	Jun. 30, 2013	Dec. 31, 2012
Summary of Status of Unvested Shares and Changes [Abstract]
Unvested, beginning of period	626,400	626,400
Unvested, end of period (in Dollars)	$ 1,000,674	$ 1,000,674
Unvested, beginning of period	626,400	626,400
Unvested, end of period (in Dollars)	$ 1,000,674	$ 1,000,674